2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Principal balances on non-accrual loans
Loan Class	December 31, 2012	December 31, 2011

Consumer Loans	$ 31,936,076	$ 28,122,772
Real Estate Loans	1,113,624	1,086,580
Sales Finance Contracts	862,952	981,321
Total	$ 33,912,652	$ 30,190,673